S000001271 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%
LARGE CAP VALUE FUND
Prospectus [Line Items]
Average Annual Return, Percent	18.00%	12.21%	10.58%
LARGE CAP VALUE FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.74%	10.10%	9.27%
LARGE CAP VALUE FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.56%	9.08%	8.29%